Note 17 - Regulatory Matters (Details Textual) $ in Billions	Dec. 31, 2022 USD ($)
Basel Three [Member]
Common Equity, Tier One, Capital to Risk Weighted Assets	7.00%
Banking Regulation, Tier 1 Risk-Based Capital Ratio, Actual	0.085
Banking Regulation, Total Risk-Based Capital Ratio, Actual	0.105
Basel Three, Criteria 2 [Member]
Common Equity, Tier One, Capital to Risk Weighted Assets	6.50%
Banking Regulation, Tier 1 Risk-Based Capital Ratio, Actual	0.08
Banking Regulation, Total Risk-Based Capital Ratio, Actual	0.100
Banking Regulation, Tier 1 Leverage Capital Ratio, Actual	0.05
Minimum [Member]
Banking Regulation, Risk-Weighted Assets, Actual	$ 0.5
Minimum [Member] | Basel Three [Member]
Common Equity, Tier One, Capital to Risk Weighted Assets	2.50%